Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [abstract]
Greek authorities tax (note 20)	$ 118	$ 116	$ 264